Taxes on Income (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Operating loss carry forward	$ 10,204,294	$ 9,730,590
Temporary differences	126,150	136,070
Gross deferred tax assets	10,330,444	9,866,660
Deferred tax liability
Beneficial conversion feature	(99,790)	(99,790)
Total deferred tax, net	10,230,654	9,766,870
Valuation allowance	(10,230,654)	(9,766,870)
Net deferred tax assets